Subsequent Events - Additional Information (Detail) - USD ($) $ in Thousands	Jan. 21, 2021	Dec. 31, 2020
Operating lease, liability, to be paid	$ 38,300	$ 181,187
Administrative Services Agreement
Due to affiliate, monthly for office space, utilities and secretarial support	$ 25